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SEC FILE NUMBER 811-08387
CUSIP NUMBER 941872-10-3

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check one):	☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☐ Form 10-Q ☐ Form 10-D ☒ Form N-SAR ☐ Form N-CSR

For Period Ended: June 30, 2011

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

Waterside Capital Corporation

Full Name of Registrant

N/A

Former Name if Applicable

2505 Cheyne Walk

Address of Principal Executive Office (Street and Number)

Virginia Beach, Virginia 23454

City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☐	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

(Attach extra Sheets if Needed)

Although the management of the Registrant has been working diligently to complete all of the required information for its semi-annual report on Form N-SAR for the period ended June 30, 2011, the Registrant was unable, without unreasonable effort or expense, to complete the required disclosures for the Form N-SAR on or before August 30, 2011. The delays in the filing are related to the Registrant changing from a going concern basis of accounting to a liquidation basis of accounting.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Julie H. Stroh	703	927-1219
(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). Yes ☒ No ☐

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? Yes ☒ No ☐

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The Registrant is changing from a going concern basis of accounting to a liquidation basis of accounting. Under the liquidation basis of accounting, assets are stated at their estimated net realizable value and liabilities are stated at their estimated settlement amounts, which estimates will be periodically reviewed and adjusted as appropriate. Previously under the going concern basis of accounting, the continuation of an entity as a going concern is assumed in financial reporting in the absence of significant information to the contrary. Ordinarily, information that significantly contradicts the going concern assumption relates to the entity’s inability to continue to meet its obligations as they become due without substantial disposition of assets outside the ordinary course of business, restructuring of debt, externally forced revisions of its operations, or similar actions. However, there will not be a significant change in operations but there will be a substantial change in the statement of operations due to the conversion to the liquidation basis of accounting.

Waterside Capital Corporation

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:	August 31, 2011	By:	/s/ Julie H. Stroh
Julie H. Stroh
Chief Financial Officer